Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Basic And Diluted Earning Per Share [Abstract]
Summary of Calculation of Weighted Average Number of Shares and Basic and Diluted Earnings per Share
The following table presents the calculation of the weighted average number of shares and the basic and diluted earnings per share, determined and calculated based on the earnings attributable to the Group, as described in Note 3.4(ad):

	Outstanding shares	Shares considered in computation	Effective days in the year	Weighted average number of shares
	(in thousands)	(in thousands)		(in thousands)
Year 2021
Balance as of January 1, 2021	115,423	115,423	365	115,423
Sale of treasury stock	1	1	267	1
Purchase of treasury stock	(6)	(6)	274	(5)

Balance as of December 31, 2021	115,418	115,418		115,419

Net earnings attributable to IFS’s shareholders S/(000)				1,790,155

Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				15.510

Year 2022
Balance as of January 1, 2022	115,418	115,418	365	115,418

Balance as of December 31, 2022	115,418	115,418		115,418

Net earnings attributable to IFS’s shareholders-restated S/(000)				1,668,026

Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				14.452

Year 2023
Balance as of January 1, 2023	115,418	115,418	365	115,418
Sale of treasury stock	1	1	277	1
Purchase of treasury stock	(939)	(939)	158	(407)

Balance as of December 31, 2023	114,480	114,480		115,012

Net earnings attributable to IFS’s shareholders S/(000)				1,072,728

Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				9.327